TAXES ON INCOME - Carryforward losses for tax purposses (Details)	Dec. 31, 2021 USD ($)
Deferred income taxes
Carryforward operating tax losses	$ 77,732
Carryforward capital tax losses	5
Employee benefits and other liabilities
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences recognized	41
Research and development
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences recognized	5,990
Employee benefits and share based compensation [Member]
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	789
Share-based compensation
Deferred income taxes
Amount of deferred tax assets related to losses and to other deductible temporary differences not recognized	$ 536